Supplement to the
Fidelity Advisor® Growth and Income Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Matthew Fruhan (portfolio manager) has managed the fund since February 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Matthew Fruhan is portfolio manager of the fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

AGAI-11-01 February 4, 2011
1.737468.128

Supplement to the
Fidelity Advisor® Growth and Income Fund
Institutional Class
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Matthew Fruhan (portfolio manager) has managed the fund since February 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 21.

Matthew Fruhan is portfolio manager of the fund, which he has managed since February 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

AGAII-11-01 February 4, 2011
1.741968.119